Investments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments [Abstract]
Callable bonds without a make-whole provision of fixed maturity available-for-sale securities, percentage	6.40%
Callable bonds without a make-whole provision of fixed maturity available-for-sale securities, amount	$ 430.3
Interest income recognized on impaired commercial mortgage loans	3.8	2.8	0.1
Cash received by the company as interest on impaired commercial mortgage loans	3.1	3.3	0.1
Commercial mortgage loans that were at least 60 days past due	17.1	19.6
60 day delinquency proportion of commercial mortgage loan portfolio	0.34%	0.43%
Securities deposited for the benefit of policyholders in accordance with state regulations	$ 6.7	$ 6.6